Stockholders' equity (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' equity
Basic and diluted earnings per share

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Net income from continuing operations	1,669	2,662	4,935	8,158	18,213
Remuneration attributed to preferred convertible notes	—	(33)	(40)	(44)	(82)
Remuneration attributed to common convertible notes	—	(14)	(16)	(20)	(34)
Net income for the period adjusted	1,669	2,615	4,879	8,094	18,097
Earnings per share

Income available to preferred stockholders	637	989	1,846	3,063	6,871
Income available to common stockholders	1,032	1,626	2,972	5,031	11,001
Income available to convertible notes linked to preferred	—	—	44	—	162
Income available to convertible notes linked to common	—	—	17	—	63
	1,669	2,615	4,879	8,094	18,097
Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,967,722	1,928,076	1,986,461	1,930,600	2,002,352
Weighted average number of shares outstanding (thousands of shares) - common shares	3,185,653	3,170,048	3,197,984	3,171,041	3,206,032
Total	5,153,375	5,098,124	5,184,445	5,101,641	5,208,384

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	—	—	47,285	—	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	—	—	18,416	—	18,416
Total	—	—	65,701	—	65,701

Total
Earnings per preferred share	0.32	0.51	0.93	1.59	3.43
Earnings per common share	0.32	0.51	0.93	1.59	3.43
Earnings per convertible note linked to preferred	—	—	1.78	—	5.16
Earnings per convertible note linked to common share	—	—	1.79	—	5.32